Financial and capital management - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets	$ 73,485	$ 71,940
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets	877	587
Publicly-traded and privately-held investments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Assets	35	10
Publicly-traded and privately-held investments | Observable market data (level 2)
Disclosure of financial assets [line items]
Assets	0	0
Publicly-traded and privately-held investments | Non-observable market inputs (level 3)
Disclosure of financial assets [line items]
Assets	842	577
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Assets (liabilities)	(368)	(488)
Derivative financial instruments | Derivative financial instruments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Derivative financial instruments | Derivative financial instruments | Observable market data (level 2)
Disclosure of financial assets [line items]
Assets (liabilities)	(368)	(488)
Derivative financial instruments | Derivative financial instruments | Non-observable market inputs (level 3)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Other
Disclosure of financial assets [line items]
Assets (liabilities)	225
Other | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0
Other | Observable market data (level 2)
Disclosure of financial assets [line items]
Assets (liabilities)	225
Other | Non-observable market inputs (level 3)
Disclosure of financial assets [line items]
Assets (liabilities)	$ 0
Other | Other
Disclosure of financial assets [line items]
Assets (liabilities)		147
Other | Other | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Assets (liabilities)		0
Other | Other | Observable market data (level 2)
Disclosure of financial assets [line items]
Assets (liabilities)		216
Other | Other | Non-observable market inputs (level 3)
Disclosure of financial assets [line items]
Assets (liabilities)		$ (69)